Accounts and notes payable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Accounts and notes payable
Payables related to service fees and incentives to drivers	¥ 3,306,362		¥ 4,487,439
Payables related to driver management fees	157,421		185,207
Other accounts payable	439,707		556,063
Notes payable	721,463		2,124,268
Total	¥ 4,624,953	$ 725,756	¥ 7,352,977